GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                          Semi-Annual Report Form N-30D
                          File Nos. 2-89550, 811-03972

The information required to be contained in this report for the period ending June 30, 1998 includes the attached letter to contract holders and the following previously filed annual reports for the underlying funds of the above-referenced Registrant which incorporated herein by reference:




American Century Variable Portfolios, Inc.
File No. 811-05188
Form N-30D
Filed via EDGAR and accepted on August 26, 1998
Accession No. 0000814680-98-000011.

Fidelity Variable Insurance Products Fund
Fidelity VIP Growth Portfolio
File No. 811-03329
Form N-30D
Filed via EDGAR and accepted on August 19, 1998
Accession No. 0000023355-98-000008.

Fidelity Variable Insurance Products Fund II
Fidelity VIP II Asset Manager Portfolio
File No. 811-05511
Form N-30D
Filed via EDGAR and accepted on August 21, 1998
Accession No. 0000320254-98-000009.

Maxim Series Fund, Inc.
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on August 24,1998
Accession No. 0000356476-98-000016.